Document and Entity Information	Aug. 28, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001069308
Document Type	8-K
Document Period End Date	Aug. 28, 2023
Entity Registrant Name	ACER THERAPEUTICS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33004
Entity Tax Identification Number	32-0426967
Entity Address, Address Line One	One Gateway Center
Entity Address, Address Line Two	Suite 356
Entity Address, Address Line Three	300 Washington Street
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458
City Area Code	(844)
Local Phone Number	902-6100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ACER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false